Deferred tax (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Summary of Reconciliation of Net Deferred Tax Assets/(Liabilities)

Net deferred tax (liabilities)/assets comprise:

	Stock relief £m	Excess of capital allowances over depreciation £m	Tax losses £m	Undistributed earnings of associates and subsidiaries £m	Retirement benefits £m	Trademarks £m	Other temporary differences £m	Total £m

1 January 2020	(45)	(208)	79	(318)	279	(17,408)	995	(16,626)
Differences on exchange	4	13	(3)	8	–	528	(44)	506

Credited/(charged) to the income statement	28	(6)	(21)	(18)	(12)	75	138	184

Credited relating to changes in tax rates	–	12	3	97	–	21	–	133

Credited to other comprehensive income	–	–	–	–	(21)	–	44	23

31 December 2020	(13)	(189)	58	(231)	246	(16,784)	1,133	(15,780)

1 January 2019	(70)	(210)	105	(281)	222	(18,246)	1,048	(17,432)

Differences on exchange	4	11	(2)	15	(9)	701	(40)	680

Subsidiaries acquired (note 23)	–	–	–	–	–	(4)	–	(4)

Credited/(charged) to the income statement	21	(9)	(24)	(52)	(15)	92	(68)	(55)

(Charged)/credited relating to changes in tax rates	–	–	–	–	(1)	49	(1)	47

Credited to other comprehensive income	–	–	–	–	82	–	56	138

31 December 2019	(45)	(208)	79	(318)	279	(17,408)	995	(16,626)